Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
From 0 to 7 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	$ 7,451,342
Cash flow payable (liabilities) and expenses	18,521,274
Liquidity Gap	11,069,932
From 0 to 7 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,626,253
Cash flow payable (liabilities) and expenses	2,847,205
Liquidity Gap	1,220,952
From 0 to 7 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	7,212,899
Cash flow payable (liabilities) and expenses	8,783,153
Liquidity Gap	1,570,254
From 0 to 7 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,580,416
Cash flow payable (liabilities) and expenses	1,890,932
Liquidity Gap	310,516
From 0 to 7 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	8,219,299
Cash flow payable (liabilities) and expenses	19,142,529
Liquidity Gap	10,923,230
From 0 to 7 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,626,308
Cash flow payable (liabilities) and expenses	2,847,205
Liquidity Gap	1,220,897
From 0 to 7 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	7,980,856
Cash flow payable (liabilities) and expenses	9,404,409
Liquidity Gap	1,423,553
From 0 to 7 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,580,471
Cash flow payable (liabilities) and expenses	1,890,932
Liquidity Gap	310,461
From 0 to 15 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	10,025,598
Cash flow payable (liabilities) and expenses	20,729,699
Liquidity Gap	10,704,101
From 0 to 15 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,940,382
Cash flow payable (liabilities) and expenses	3,088,720
Liquidity Gap	1,148,338
From 0 to 15 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	9,484,396
Cash flow payable (liabilities) and expenses	9,584,013
Liquidity Gap	99,617
From 0 to 15 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,831,846
Cash flow payable (liabilities) and expenses	2,044,398
Liquidity Gap	212,552
From 0 to 15 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	10,802,541
Cash flow payable (liabilities) and expenses	21,350,955
Liquidity Gap	10,548,414
From 0 to 15 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,940,437
Cash flow payable (liabilities) and expenses	3,088,720
Liquidity Gap	1,148,283
From 0 to 15 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	10,261,339
Cash flow payable (liabilities) and expenses	10,205,269
Liquidity Gap	(56,070)
From 0 to 15 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,831,901
Cash flow payable (liabilities) and expenses	2,044,398
Liquidity Gap	212,497
From 0 to 30 days [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
One time capital	5,175,878
AVAILABLE MARGIN	3,547,734
From 0 to 30 days [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
One time capital	5,175,878
AVAILABLE MARGIN	4,455,171
From 0 to 30 days [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
One time capital	5,175,878
AVAILABLE MARGIN	3,547,789
From 0 to 30 days [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
One time capital	5,175,878
AVAILABLE MARGIN	4,455,226
From 0 to 30 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	11,358,013
Cash flow payable (liabilities) and expenses	24,705,312
Liquidity Gap	13,347,299
From 0 to 30 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,977,205
Cash flow payable (liabilities) and expenses	3,605,349
Liquidity Gap	1,628,144
From 0 to 30 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	10,274,614
Cash flow payable (liabilities) and expenses	11,078,718
Liquidity Gap	804,104
From 0 to 30 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,697,506
Cash flow payable (liabilities) and expenses	2,418,213
Liquidity Gap	720,707
From 0 to 30 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	12,160,473
Cash flow payable (liabilities) and expenses	25,326,568
Liquidity Gap	13,166,095
From 0 to 30 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,977,260
Cash flow payable (liabilities) and expenses	3,605,349
Liquidity Gap	1,628,089
From 0 to 30 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	11,077,074
Cash flow payable (liabilities) and expenses	11,699,974
Liquidity Gap	622,900
From 0 to 30 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,697,561
Cash flow payable (liabilities) and expenses	2,418,213
Liquidity Gap	720,652
From 0 to 90 days [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
AVAILABLE MARGIN
From 0 to 90 days [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
AVAILABLE MARGIN
From 0 to 90 days [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
AVAILABLE MARGIN
From 0 to 90 days [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
AVAILABLE MARGIN
From 0 to 90 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	14,885,569
Cash flow payable (liabilities) and expenses	29,572,694
Liquidity Gap	14,687,125
From 0 to 90 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	2,202,851
Cash flow payable (liabilities) and expenses	4,188,405
Liquidity Gap	1,985,554
From 0 to 90 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	12,835,250
Cash flow payable (liabilities) and expenses	13,602,290
Liquidity Gap	767,040
From 0 to 90 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,615,215
Cash flow payable (liabilities) and expenses	2,883,055
Liquidity Gap	1,267,840
From 0 to 90 days [Member] | Consolidated Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	15,703,453
Cash flow payable (liabilities) and expenses	30,194,109
Liquidity Gap	14,490,656
From 0 to 90 days [Member] | Foreign Currency [Member] | Contractual Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	2,202,906
Cash flow payable (liabilities) and expenses	4,188,460
Liquidity Gap	1,985,554
From 0 to 90 days [Member] | Consolidated Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	13,653,134
Cash flow payable (liabilities) and expenses	14,223,706
Liquidity Gap	570,572
From 0 to 90 days [Member] | Foreign Currency [Member] | Adjusted Basis [Member]
Risk Management and Report (Details) - Schedules of Consolidated Term Liquidity [Line Items]
Cash flow receivable (assets) and income	1,615,270
Cash flow payable (liabilities) and expenses	2,883,110
Liquidity Gap	$ 1,267,840